Financial instruments and financial risk management - Carrying Value of the Financial Instruments (Details)	Jan. 31, 2024 USD ($)
Financial instruments and financial risk management
Financial instruments at fair value	$ 776,608
Derivative warrant liabilities | Private Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	26,608
Derivative warrant liabilities | Public Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	750,000
Level 1
Financial instruments and financial risk management
Financial instruments at fair value	750,000
Level 1 | Derivative warrant liabilities | Public Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	750,000
Level 2
Financial instruments and financial risk management
Financial instruments at fair value	26,608
Level 2 | Derivative warrant liabilities | Private Warrants [Member]
Financial instruments and financial risk management
Financial instruments at fair value	26,608
Level 3
Financial instruments and financial risk management
Financial instruments at fair value	2,500,000
Level 3 | Convertible note liability
Financial instruments and financial risk management
Financial instruments at fair value	$ 2,500,000